Net (loss)/income per ordinary share (Details) ¥ / shares in Units, ¥ in Thousands			12 Months Ended
	Jan. 11, 2021	Nov. 25, 2020 shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Net (loss)/income per ordinary share
Additional shares issued for share split (in shares)		143,681,555
Share split ratio	10
Numerator:
Net (loss)/income attributable to RLX Technology Inc. | ¥				¥ 1,441,219	¥ 2,024,713	¥ (128,101)
Numerator for basic and diluted net (loss)/income per ordinary share | ¥				¥ 1,441,219	¥ 2,024,713	¥ (128,101)
Denominator:
Weighted average number of ordinary shares				1,319,732,802	1,401,371,494	1,436,815,570
Adjustments for dilutive options and RSUs				8,411,290	8,319,385
Denominator for net (loss)/income per ordinary share - diluted				1,328,144,092	1,409,690,879	1,436,815,570
Net (loss)/income per ordinary share
- Basic | (per share)			$ 0.158	¥ 1.092	¥ 1.445	¥ (0.089)
- Diluted | (per share)			$ 0.157	¥ 1.085	¥ 1.436	¥ (0.089)